COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Millions	1 Months Ended
	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jun. 30, 2025 USD ($) chemical_tanker vessel	Dec. 31, 2024 USD ($) vessel
Commitments and Contingencies [Line Items]
Other commitment			$ 7.2
Seadrill
Commitments and Contingencies [Line Items]
Litigation settlement, amount awarded from other party	$ 8.0	$ 48.0
Newbuilding Dual-Fuel Container Vessels
Commitments and Contingencies [Line Items]
Other commitment			$ 848.1	$ 818.1
Number of dual-fuel car carriers | vessel			5
Installation Of Optimization Upgrades
Commitments and Contingencies [Line Items]
Other commitment				$ 20.2
Installation Of Optimization Upgrades | Container Vessels
Commitments and Contingencies [Line Items]
Number of vessels being upgraded | vessel			5	7
Installation Of Optimization Upgrades | Chemical Tankers
Commitments and Contingencies [Line Items]
Number of tankers being upgraded | chemical_tanker			2
Capital Upgrades
Commitments and Contingencies [Line Items]
Other commitment			$ 10.7	$ 13.2